CAPITAL STOCK - Issued and outstanding capital stock (Details) - CAD ($) $ in Thousands				12 Months Ended
	Jul. 30, 2015	Jul. 20, 2015	Jun. 23, 2015	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016
Issued and outstanding capital stock
Balance					$ 132,401	$ 132,401
Issuance of capital stock				$ 170,000
Reduction of paid-up capital				41,000
Capital stock
Issued and outstanding capital stock
Balance					$ 132,401	$ 132,401
Balance (in shares)					172,516,829	172,516,829
Reduction of paid-up capital				$ 41,000
Ordinary shares | Capital stock
Issued and outstanding capital stock
Reduction of paid-up capital	$ 20,000	$ 21,000
Ordinary shares | Ultimate parent and parent corporation | Capital stock
Issued and outstanding capital stock
Number of shares issued			170,000,000
Issuance of capital stock			$ 170,000